FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial instruments held at fair value by fair value hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities at fair value through profit or loss
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	£ (141)	£ (65)
Financial liabilities at fair value through profit or loss | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(141)	(65)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(5)	(3)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(5)	(3)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(42)	(24)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(22)	(10)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(72)	(28)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(42)	(24)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(22)	(10)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(72)	(28)
Financial assets at fair value
Financial instruments held at fair value by fair value hierarchy
Financial assets	296	762
Financial assets at fair value | Level 1
Financial instruments held at fair value by fair value hierarchy
Financial assets	173	608
Financial assets at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial assets	54	87
Financial assets at fair value | Level 3
Financial instruments held at fair value by fair value hierarchy
Financial assets	69	67
Financial assets at fair value through other comprehensive income | Equity investments
Financial instruments held at fair value by fair value hierarchy
Financial assets	69	67
Financial assets at fair value through other comprehensive income | Equity investments | Level 3
Financial instruments held at fair value by fair value hierarchy
Financial assets	69	67
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial assets	23	26
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial assets	23	26
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	2	3
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	13	11
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	16	47
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	2	3
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	13	11
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	16	47
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds)
Financial instruments held at fair value by fair value hierarchy
Financial assets	173	608
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds) | Level 1
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 173	£ 608